CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
USD cash for immediate withdrawal	$ 26,700	$ 25,863
Non-USD cash for immediate withdrawal	9,369	3,003
Cash and cash equivalents	$ 36,069	$ 28,866	$ 42,502	$ 25,422